PROPERTY, EQUIPMENT AND SOFTWARE, NET (Tables)	12 Months Ended
Dec. 31, 2014
Property, Equipment and Software and Related Accumulated Depreciation and Amortization

Property, equipment and software and related accumulated depreciation and amortization are as follows:

	December 31, 2013	December 31, 2014	December 31, 2014
	RMB	RMB	US$
			(Note 3)
Office buildings	67,881,751	67,881,751	10,940,552
Computer and equipment	152,428,608	123,158,909	19,849,613
Leasehold improvements	16,062,417	12,571,448	2,026,150
Office furniture and fixtures	13,216,426	10,395,482	1,675,448
Motor vehicles	10,735,360	11,092,117	1,787,725
Software	18,142,889	18,175,695	2,929,390
Less: accumulated depreciation and amortization	(228,028,051)	(206,929,172)	(33,350,929)

Net book value	50,439,400	36,346,230	5,857,949